Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments	At December 31, 2024, we had commitments to purchase goods or services and to make future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase commitments	License & royalty commitments

2025	$38,232	$1,416
2026	30,701	779
2027	12,607	801
2028	1,035	601
2029	918	506
Thereafter	—	1,771
	$83,493	$5,874

Changes in the Carrying Amount of Warranty Liability	The
changes in the carrying amount of warranty obligations for the years ended December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$3,944	$4,899
Provision charged to cost of sales	2,675	3,947
Usage	(2,643)	(3,451)
Adjustments to previously provided warranties, net	(1,016)	(1,501)
Currency translation	(150)	50
Balance at end of year	$2,810	$3,944